Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
C000118601 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 16,696	$ 16,696	$ 16,696	$ 15,146	$ 15,438	$ 17,650	$ 13,350	$ 14,031	$ 12,062	$ 10,680	$ 10,398	$ 9,215	$ 10,000
Average Annual Return, Percent	10.23%	3.54%	5.26%
C000118599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	4.25%	2.17%	4.43%
C000118599 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 15,425	$ 15,425	$ 15,425	14,019	14,325	16,420	12,448	13,126	11,306	10,032	9,802	8,708	9,475
Average Annual Return, Percent	10.03%	3.28%	4.99%
C000118600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	8.18%	2.50%	4.37%
C000118600 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 15,340	$ 15,340	$ 15,340	13,942	14,247	16,456	12,573	13,354	11,582	10,357	10,196	9,124	10,000
Average Annual Return, Percent	9.18%	2.50%	4.37%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 35,606	$ 35,606	$ 35,606	28,101	23,372	25,557	21,242	17,725	14,601	14,926	11,861	9,818	10,000
Average Annual Return, Percent	26.71%	14.97%	13.54%
FTSE Nareit All Equity REITs Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Net Index
Account Value	$ 14,926	$ 14,926	$ 14,926	$ 13,562	$ 14,270	$ 16,068	$ 12,469	$ 13,459	$ 11,655	$ 10,727	$ 10,307	$ 9,239	$ 10,000
Average Annual Return, Percent	10.06%	2.09%	4.09%